FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 25,308	$ 25,264
Liabilities	(14,241)	(14,951)
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	2,348	2,441
Recurring fair value measurement | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	2,267	2,407
Recurring fair value measurement | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	81	34
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	0	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Liabilities	(29)	(76)
Recurring fair value measurement | Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Derivatives | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Liabilities	(29)	(76)
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [line items]
Assets	2,234	2,389
Recurring fair value measurement | Cash and equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	2,234	2,389
Recurring fair value measurement | Cash and equivalents | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Cash and equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [line items]
Assets	33	18
Recurring fair value measurement | Other investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	33	18
Recurring fair value measurement | Other investments | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [line items]
Assets	110	110
Recurring fair value measurement | Receivables from provisional copper and gold sales | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	110	110
Recurring fair value measurement | Receivables from provisional copper and gold sales | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0